SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

Wells Fargo Advantage C&B Large Cap Value Fund

WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS

Wells Fargo Advantage C&B Mid Cap Value Fund

(each a “Fund” and, collectively, “the Funds”)

Effective immediately, all references to Daren C. Heitman, CFA in each Fund’s prospectuses and SAI are removed.

February 10, 2014                                                                                           SCR024/P201ASP (02/14)